Debt - SVB Term Loan (Details) - USD ($)		1 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended
	Feb. 03, 2023	Jul. 30, 2024	Sep. 30, 2023	Jul. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023
Debt
Total outstanding debt						$ 13,750,000	$ 38,268,000
Silicon Valley Bank Term Loan
Debt
Principal amount	$ 2,000,000.0
Interest rate	7.00%
Variable interest rate	1.50%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:PrimeRateMember
Warrant liabilities	$ 35,600,000
Unamortized debt discount	9,700,000
Minimum required equity financing	40,000,000.0
Outstanding principal							1,900,000
Outstanding notes	1,000,000.0
Interest		$ 9,000.0	$ 66,500	$ 87,300	$ 200,000
Total outstanding debt	1,000,000.0						1,838,000
SVB Intial Term Loan
Debt
Principal amount	$ 3,000,000.0
SVB Subsequent Term Loan
Debt
Outstanding principal							$ 19,400,000
Initial warrants
Debt
Shares issued	32,720
Warrant liabilities	$ 28,500,000
Additional warrants
Debt
Shares issued	16,360
Warrant liabilities	$ 7,100,000